FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 15,987,478	$ 14,490,011	$ 7,068,483	$ 7,831,084
Prepaid expenses and other current assets	8,027,667	12,235,141
Total current assets	73,302,858	88,776,027
TOTAL ASSETS	656,708,076	660,851,404
CURRENT LIABILITIES
Accrued expenses and other current liabilities	8,320,041	8,616,831
Amount due to a related party	26,829,605	46,396,527
Income tax payable	5,300,163	940,732
Total current liabilities	249,750,421	275,393,602
EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2015 and 2016; 279,214,103 and 279,214,103 shares issued as of December 31, 2015 and 2016, respectively and 260,836,578 and 262,956,278 shares outstanding as of December 31, 2015 and 2016, respectively)	26,532	26,320
Additional paid in capital	240,111,533	236,358,070
Retained Earnings (accumulated deficit)	40,432,352	(3,061,404)
Accumulated other comprehensive income (loss)	(8,721,820)	8,780,313
Treasury stock	(1,748,836)	(1,748,836)
Total shareholders' equity	270,099,761	240,354,463
TOTAL LIABILITIES AND EQUITY	$ 656,708,076	$ 660,851,404
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	279,214,103
Ordinary shares, shares outstanding	262,956,278	260,836,578
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 2,943,502	$ 2,563,083	$ 4,493,150	$ 5,187,046
Prepaid expenses and other current assets	223,559	193,583
Total current assets	3,167,061	2,756,666
Investments in subsidiaries	267,322,549	238,112,877
TOTAL ASSETS	270,489,610	240,869,543
CURRENT LIABILITIES
Accrued expenses and other current liabilities	389,849	406,088
Amount due to a related party
Income tax payable
Total current liabilities	389,849	515,080
EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2015 and 2016; 279,214,103 and 279,214,103 shares issued as of December 31, 2015 and 2016, respectively and 260,836,578 and 262,956,278 shares outstanding as of December 31, 2015 and 2016, respectively)	26,532	26,320
Additional paid in capital	240,111,533	236,358,070
Retained Earnings (accumulated deficit)	40,432,352	(3,061,404)
Accumulated other comprehensive income (loss)	(8,721,820)	8,780,313
Treasury stock	(1,748,836)	(1,748,836)
Total shareholders' equity	270,099,761	240,354,463
TOTAL LIABILITIES AND EQUITY	$ 270,489,610	$ 240,869,543
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	279,214,103
Ordinary shares, shares outstanding	262,956,278	260,836,578